Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net appreciation in fair value of investments	$ 173,068,858	$ 127,306,470
Interest and dividends	17,139,771	18,228,844
Total net investment income	190,208,629	145,535,314
Employer	31,604,657	29,213,466
Participant	37,409,443	34,819,809
Rollover	7,411,419	10,262,366
Total contributions	76,425,519	74,295,641
Interest income on notes receivable from participants	693,850	570,453
Total additions	267,327,998	220,401,408
Participant distributions and withdrawals	(125,151,396)	(77,237,936)
Administrative expenses	(381,373)	(259,509)
Net increase	141,795,229	142,903,963
EBP, Net Asset Available for Benefit, Beginning Balance	982,226,534	839,322,571
EBP, Net Asset Available for Benefit, Ending Balance	$ 1,124,021,763	$ 982,226,534